Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Liabilities [abstract]
Lease inducement benefits	$ 111.2	$ 57.2
Deferred share units payable	9.0	15.5
Other cash-settled share-based compensation	3.8	7.0
Liability for uncertain tax positions	35.0	31.3
Other	4.6	16.3
Other liabilities	163.6	127.3
Other liabilities	163.6	127.3
Less current portion	23.2	26.2
Long-term portion	$ 140.4	$ 101.1